STATUTORY RESERVE	12 Months Ended
Oct. 31, 2020
STATUTORY RESERVE
STATUTORY RESERVE

NOTE 13 - STATUTORY RESERVE

TRX ZJ, NDB Technology, TYDW Technology, HH Consulting, and Hengbang Insurance operate in the PRC and are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before an allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends.

During the years ended October 31 2020, 2019 and 2018, the Company made appropriation to the statutory reserve account in the amounts of $51,277,  $89,590 and $29,199, respectively.